PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Condensed Statements of Cash Flows
Net cash used in operating activities			$ (111,826)	¥ (778,504)	¥ 2,794,710		¥ 1,662,325
Cash flows from investing activities:
Cash paid on long-term investments			(55,690)	(387,705)	(120,000)		(2,832)
Proceeds from disposal of long-term investments			1,293	9,000
Net cash (used in)/ provided by investing activities			(112,554)	(783,579)	3,603,990		(4,987,943)
Cash flows from financing activities:
Proceeds from share issuance upon the underwriters' exercise of over-allotment options, net of issuance costs					95,125
Proceeds from initial public offering, net of issuance costs	$ 14,700	¥ 95,100				$ 100,100	651,300
Proceeds from receivables from Pre-IPO Series C-1 preferred shareholders			50,025	348,264	170,790		49,775
Proceeds from issuance of convertible notes, net of debt discount			301,130	2,096,408
Payment of debt issuance costs			(3,454)	(24,048)	(636)		(1,696)
Payment of initial public offering expenses					(38,399)
Exercise of share-based awards			1,575	10,968	14
Net cash provided by financing activities			439,372	3,058,821	(5,617,941)		4,411,608
Effect of exchange rate changes on cash and cash equivalents and restricted cash			(1,184)	(8,246)	(18,911)		(3,179)
Net increase in cash and cash equivalents and restricted cash			213,808	1,488,492	761,848		1,082,811
Cash and cash equivalents and restricted cash at beginning of the year		1,735,286	358,691	2,497,134	1,735,286		652,475
Cash and cash equivalents and restricted cash at end of the year			572,499	3,985,626	2,497,134		1,735,286
Parent
Condensed Statements of Cash Flows
Net cash used in operating activities			(320,416)	(2,230,673)	(126,773)		(987)
Cash flows from investing activities:
Cash paid on long-term investments			(9,586)	(66,737)	(655,959)		(231,986)
Proceeds from disposal of long-term investments			1,293	9,000
Net cash (used in)/ provided by investing activities			(8,293)	(57,737)	(655,959)		(231,986)
Cash flows from financing activities:
Proceeds from share issuance upon the underwriters' exercise of over-allotment options, net of issuance costs					95,125
Proceeds from initial public offering, net of issuance costs							654,319
Proceeds from receivables from Pre-IPO Series C-1 preferred shareholders			50,025	348,264	170,790		49,775
Proceeds from issuance of convertible notes, net of debt discount			301,130	2,096,408
Payment of debt issuance costs			(3,454)	(24,048)
Payment of initial public offering expenses					(23,908)
Exercise of share-based awards			1,575	10,968	14
Net cash provided by financing activities			349,276	2,431,592	242,021		704,094
Effect of exchange rate changes on cash and cash equivalents and restricted cash			(596)	(4,140)	(28,773)		(3,193)
Net increase in cash and cash equivalents and restricted cash			19,971	139,042	(569,484)		467,928
Cash and cash equivalents and restricted cash at beginning of the year		¥ 570,359	127	875	570,359		102,431
Cash and cash equivalents and restricted cash at end of the year			$ 20,098	¥ 139,917	¥ 875		¥ 570,359